Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Movement of Allowance for Doubtful Accounts

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2010	December 31, 2011	December 31, 2012
Beginning Balance	4,551	6,226	117,288
Additions	1,690	108,925	52,349
Reversal of allowance for doubtful accounts	(156)	(835)	(61,994)
Amount written-off against allowance	0	0	(1,113)
Transfer to assets classified as held for sale	0	0	(14,655)
Foreign currency exchange rate effect	141	2,972	197

Ending balance	6,226	117,288	92,072

Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	20, 30 and 33 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

Government Subsidy

The Group received government subsidies of US$45,775, US$109,000 and US$ 49,685 for the years ended December 31, 2010, 2011 and 2012, respectively, and recognized the subsidies as follows:

	Year ended	Year ended	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Reduction to cost of goods sold	33,317	65,855	18,842
Reduction to selling and G&A expenses	323	235	72
Other income	5,625	33,698	4,242
Reduction to acquisition cost of the equipment and power plant project	2,723	2,387	15,237
Deferred revenue	3,787	6,825	11,292

Total	45,775	109,000	49,685